Fair Value Measurements - Key inputs into the simulation model (Details) - Level 3 - Bridge Note Embedded Derivative - iDoc	Dec. 31, 2023	Nov. 21, 2023	Oct. 05, 2022
CCC bond rates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Key inputs into the simulation model
Bridge Note Embedded Derivative measurement	15.09		14.09
Probability of early termination/repayment - BC not completed . . .
Key inputs into the simulation model
Bridge Note Embedded Derivative measurement	5		10
Probability of early termination/repayment - BC completed or PIPE completed
Key inputs into the simulation model
Bridge Note Embedded Derivative measurement	95		90
Probability of completing a business combination by March 31, 2023
Key inputs into the simulation model
Bridge Note Embedded Derivative measurement	50		50
Probability of completing a business combination by June 30, 2023
Key inputs into the simulation model
Bridge Note Embedded Derivative measurement	50		50
Implied volatility
Key inputs into the simulation model
Bridge Note Embedded Derivative measurement	6	0.1	12
Risk free rate
Key inputs into the simulation model
Bridge Note Embedded Derivative measurement	4.76	5.38	4.01